Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2018	$ 10,517	$ 10,999,011		$ 160,014	$ (13,349,232)	$ 243,470	$ (347)	$ (1,936,567)
Balance (in Shares) at Dec. 31, 2018	10,516,662
Net loss					(8,625,419)		(8)	(8,625,427)
Issuance of common shares	$ 35,333	10,964,667						11,000,000
Issuance of common shares (in Shares)	35,333,333
Disposal of noncontrolling interest							347	347
Foreign currency translation adjustment						(100,954)		(100,954)
Balance at Dec. 31, 2019	$ 45,850	21,963,678		160,014	(21,974,651)	142,516	(8)	337,399
Balance (in Shares) at Dec. 31, 2019	45,849,995
Net loss					(874,668)			(874,668)
Foreign currency translation adjustment						(355,411)		(355,411)
Purchase of noncontrolling interest		(108)					8	(100)
Balance at Dec. 31, 2020	$ 45,850	21,963,570		160,014	(22,849,319)	(212,895)		(892,780)
Balance (in Shares) at Dec. 31, 2020	45,849,995
Net loss					(6,120,308)		(595,650)	(6,715,958)
Issuance of common stock	$ 34,100	20,188,088						20,222,188
Issuance of common stock (in Shares)	34,100,000
Warrants exercised for cashless	$ 24,424							24,424
Warrants exercised for cashless (in Shares)	24,423,626
Foreign currency translation adjustment						(247,807)		(247,807)
Acquisition of non-controlling interest							980,000	980,000
Balance at Dec. 31, 2021	$ 104,374	$ 42,151,658		$ 160,014	$ (28,969,627)	$ (460,702)	$ 384,350	$ 13,370,067
Balance (in Shares) at Dec. 31, 2021	104,373,621